Financial Instruments-Risk Management - Summary of Market Risk Capital Requirements (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	$ 13.2	$ 10.6
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	44.6	$ 34.7
Capital requirements [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	669.0
Capital requirements [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	124.0
Capital requirements [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	419.0
Capital requirements [member] | Incremental risk charge [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	95.0
Capital requirements [member] | Standardized approach risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	$ 31.0